Courtney R. Taylor Secretary The Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel cry@capgroup.com americanfunds.com

March 5, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Bond Fund of America
File Nos. 002-50700 and 811-02444

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 28, 2014 of Registrant’s Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary